Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net
	As of March 31,
	2025	2024
	$’000	$’000
Current
Prepaid professional fee (note a)	359	460
Prepaid information technology expenses	53	30
Prepaid office expenses	108	82
Prepaid marketing expenses (note b)	-	813
Receivables from an associate (note c)	50	-
Others	7	7
Total prepaid expenses and other current assets, net - current	577	1,392

Non-current
Prepaid professional fee (note a)	352	450
Total prepaid expenses, net - non-current	352	450
(a)	Prepaid professional fee are virtual asset business solutions consultancy fee advanced to the advisors. The service is expected to be provided from year 2024 to year 2028.

(b)	Prepaid marketing expenses are associated with marketing, branding creation, and AI video production services that are paid for in advance to marketing firms. These services were completed as of March 31, 2025.

(c)	Receivables from an associate represent consideration receivables from disposal of an associate. Please refer to Note 4 for the details.